Intangibles Assets and Liabilities - Future Amortization of Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Net, Amortization Expense, Rolling Maturity [Abstract]
Assets 2013		$ 38,213
Assets 2014		34,823
Assets 2015		31,392
Assets 2016		28,037
Assets 2017		23,874
Assets Thereafter		126,595
Assets Total	278,648	282,934	272,390
Finite-Lived Intangible Liabilities, Amortization Expense, Next Twelve Months [Abstract]
Liabilities 2013		1,458
Liabilities 2014		1,061
Liabilities 2015		882
Liabilities 2016		719
Liabilities 2017		542
Liabilities Thereafter		6,647
Liabilities Total	$ 10,823	$ 11,309	$ 11,832